Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income (loss)	¥ 37,366	¥ (40,121)	¥ 21,737
Other comprehensive income (loss), net of tax:
Net unrealized holding gains and losses on securities	5,033	1,208	88
Pension liability adjustments	3,407	(20,163)	(165)
Net unrealized gains and losses on derivatives	423	83	(33)
Foreign currency translation adjustments	49,370	(15,066)	(37,938)
Total	58,233	(33,938)	(38,048)
Comprehensive income (loss)	95,599	(74,059)	(16,311)
Comprehensive income attributable to noncontrolling interests	5,045	4,228	3,341
Comprehensive income (loss) attributable to Ricoh Company, Ltd.	¥ 90,554	¥ (78,287)	¥ (19,652)